Long-term investments	12 Months Ended
Dec. 31, 2024
Long-Term Investments [Abstract]
Long-term investments

10. Long-term investments

During the year ended December 31, 2018, the Group invested RMB225,000,000 in cash for 15% equity interest of Jiangxi Ruijing Financial Asset Management Co., Ltd. (‘‘Jiangxi Ruijing’’), a Chinese Mainland based asset management company through a nominee arrangement where the Group obtained all shareholder rights associated with the 15% equity holdings through contractual agreements with the nominal shareholder. Given that the Group has the ability to significantly influence Jiangxi Ruijing, the equity method of accounting was used.

During the year ended December 31, 2021, the Group invested RMB315,000,000 in cash for 45% equity interest of Shenyang Tianxinhao Technology Limited, a Chinese Mainland based software and information technology services company. As stated in the shareholder agreement, the historical assets (which refer to assets other than equity of Newup Bank of Liaoning, same below), claims or debts and other actual or potential profits or losses, which are generated before the closing date or after the closing date but attributable to reasons before the closing date, as descried in the agreement, shall be enjoyed and borne by the original shareholder, the Group will not bear any historical assets, claims or debts set forth. The significant influence can be given by the Group as the Group has its representation on the board and thus equity method was applied. The carrying amount of the long-term investment exceeded the amount of the underlying equities in net assets by RMB1,303,096 as of December 31, 2023 and was lower than the equities’ proportionate net assets value by RMB20,936,986 (US$2,868,355) as of December 31, 2024. The Group impaired the investment amounting to RMB26,865,733, RMB46,771,435 and RMB22,240,082 (US$3,046,879) during the years of 2022, 2023 and 2024 and considered that such impairment is other than temporary.

The following table presents the summary combined financial information for the investee companies as of and for the years ended December 31, 2023 and 2024.

	As of December 31,	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Assets:
Cash and cash equivalents	156,369,105	580,989,751	79,595,270
Financial investments	5,313,961,988	4,408,605,503	603,976,478
Prepaid expenses and other current assets, net	466,272,257	656,666,733	89,962,974
Long-term investments	527,245,707	667,927,748	91,505,726
Other non-current assets	1,560,057,412	3,019,189,760	413,627,301
Total assets	8,023,906,469	9,333,379,495	1,278,667,749
Liabilities:
Accrued expenses and other current liabilities	4,406,921,935	5,232,335,603	716,827,039
Long-term borrowings	1,014,200,000	1,501,000,000	205,636,157
Other non-current liabilities	1,258,733	2,143,675	293,682
Total liabilities	5,422,380,668	6,735,479,278	922,756,878

	Year ended
	December 31,	Year ended December 31,
	2023	2024	2024
	RMB	RMB	US$
Net revenues	383,611,655	326,706,200	44,758,566
Net income	193,845,592	120,087,725	16,451,951